Other Accrued Liabilities	12 Months Ended
Mar. 31, 2016
Other Liabilities Disclosure [Abstract]
Other Accrued Liabilities
The major categories of other current and long-term accrued liabilities are as follows:

	March 31
	2016	2015
In-transit inventory and other	$40,242	$39,236
Rebates	17,957	14,889
Interest	13,157	393
Employee benefits and insurance	11,131	14,375
Accrued advertising	10,315	8,073
Warranty	8,611	7,429
Customer obligations	9,613	5,982
Freight accrual	2,446	3,012
Product liability	1,622	1,534
Accrued taxes	1,303	1,148
Total other accrued liabilities—current	$116,397	$96,071

Non-current portion of accrued income tax liability	$25,421	$23,406
Contingent consideration	4,471	—
Management nonqualified deferred compensation plan	2,668	715
Environmental remediation	745	529
Performance share liability	—	641
Other	18,014	5,930
Total other long-term liabilities	$51,319	$31,221

We provide consumer warranties against manufacturing defects on certain products within the Shooting Sports and Outdoor Products segments with warranty periods ranging from one year to a lifetime. The estimated costs of such product warranties are recorded at the time the sale is recorded based upon actual past experience, our current production environment as well as specific and identifiable warranties as applicable. The warranty liability recorded at each balance sheet date reflects the estimated liability for warranty coverage for products delivered based on historical information and current trends. The following is a reconciliation of the changes in our product warranty liability during the periods presented:

Balance at March 31, 2014	$8,158
Payments made	(3,699)
Warranties issued	3,059
Changes related to preexisting warranties	(89)
Balance at March 31, 2015	7,429
Payments made	(5,397)
Warranties issued	5,879
Warranties assumed in acquisition	678
Changes related to preexisting warranties	22
Balance at March 31, 2016	$8,611